SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of estimated useful lives

Years
Office furniture and fixtures	4
Plant and equipment	4-8
Leasehold Improvements	10
Motor vehicles	3

Schedule of antidilutive shares

	June 30,
	2023	2022
Convertible notes	50,369,362	87,775,272
Series D preferred stock	176,470	176,470
	50,545,832	87,951,742